Note 8 - Gold Loan Payable and Gold in Trust (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]

Gold loan payable, May 14, 2019	$2,790,858
Less derivative financial liabilities on initial recognition	(378,324)
Accrued interest expense	39,760
Accrued standby fees	13,527
Accretion expense	158,495
Expenses	5,136
Foreign exchange difference	(88,114)
Gold loan payable, December 31, 2019	$2,541,338

Derivative financial liabilities, May 14, 2019	$378,324
Change in fair value through profit & loss	66,631
Foreign exchange difference	(13,990)
Derivative financial liabilities, December 31, 2019	$430,965

Disclosure of assets in trust [text block]
	Ounces
Gold in trust, May 14, 2019	1,597	$2,790,858
Sale of gold in trust	(800)	(1,577,704)
Gain on sale	-	200,932
Change in fair value through profit & loss	-	236,217
Foreign exchange difference	-	(73,937)
Gold in trust, December 31, 2019	797	$1,576,366